Customer Loan ID	Seller Loan ID	Servicer Loan ID	Loan Data 1	Loan Data 2	Last Name	Current Loan Status	Performing Under	Status Date	RFD Date	Last Payment Received Date	Reason for Delinquency	Delinquency Status	Current Lien Position	Last Action Date per Servicer	Current Occupancy	Property Condition	Number of Months Received of Collection Comments	Number of Months of Collection Comments NOT RECEIVED	Missing Comments 1 Start Date	Missing Comments 1 End Date	Missing Comments 2 Start Date	Missing Comments 2 End Date	Pay History in File	Incomplete Pay History Note	Number of Months Received of Pay History	Missing Pay History 1 Start Date	Missing Pay History 1 End Date	Missing Pay History 2 Start Date	Missing Pay History 2 End Date	Last Borrower Contact Date	Last Borrower Contact Comments	No Borrower Contact Evident	Borrower Cooperative	Evidence of Dispute	Dispute Type	Dispute Resolved	Willingness to Repay	Ability to Repay	Likelihood of Loan Reperforming	Likelihood of Future Delinquency	Primary Exit Strategy	Sub Exit Strategy	Loss Mitigation Activity - Forbearance	Loss Mitigation Activity - Short Sale	Loss Mitigation Activity - Deed in Lieu	Loss Mitigation Activity - HAMP	Bankruptcy in File	Active SCRA	Evidence of Litigation	Fraud Indicated	Deceased Borrower(s)	Property Damaged	Property Listed	Property Under Contract	Title Issue	Programs/Options Discussed With Borrower	Borrower's Intention	Modification	Mod Date	Mod P&I	Mod Original Interest Rate	Mod First Payment Date	Mod Maturity Date	# of Modifications Completed	Mod Status	Mod Type Description	Mod Principal Balance	Mod Original Term	Mod Down Payment Amount	Mod Monthly Plan Amount	Mod Amount Capitalized	Mod Deferred Balance	Mod Interest Deferred	Mod Principal Forgiven	Mod Prepayment Penalty	Mod Months Extended	Mod Comments	Forbearance Status	Forbearance Type	Forbearance Start Date	Forbearance End Date	Forbearance Monthly Plan Amount	Deed in Lieu Status	Short Sale Status	Short Sale Listing Amount	HAMP Solicited	HAMP - Offer Date	Scheduled Foreclosure Sale Date	Foreclosure Sale Date	Foreclosure Contested?	Foreclosure Contested Start Date	Foreclosure - Is Borrower represented by an attorney	Number of Bankruptcies Filed	Current Bankruptcy Status	Bankruptcy Status Date	Bankruptcy Chapter	Bankruptcy Case Number	Bankruptcy Filing Date	Bankruptcy Converted From Chapter	Bankruptcy Converted To Chapter	Bankruptcy Cramdown Granted	Bankruptcy Plan Confirmed Date	Bankruptcy Dismissed Date	Bankruptcy Discharged Date	Bankruptcy Pre-Petition Payment Due Date	Bankruptcy Pre-Petition Balance	Bankruptcy Post-Petition Due Date	Bankruptcy Proof of Claim Filed?	Bankruptcy Proof of Claim Filing Date	Bankruptcy Proof of Claim Original Amount	Bankruptcy Arrearage Amount	SCRA - Active Duty Start Date	SCRA - Active Duty End Date	SCRA Comments	Litigation Start Date	Litigation Last Date	Litigation Type	Litigation Summary	Fraud Type	Fraud Indication Date	Fraud Comments	Borrower Date of Death	Death Certificate Received?	Death Certificate Received Date	Insurance Claim Filed?	Claim Filing Date	Damage Claim Amount Received	Property Damage Date	Damage Noted	Damage Estimate	Damage Type	Repair Status	Repair Complete Date	Environmental Issues?	Environmental Issues Description	FEMA Disaster Area?	FEMA Disaster Type	FEMA Disaster Date	Property Inhabitable?	Current REO Status	Title Claim Status	Title Claim Filed Date	Title Issue Resolution Date	Title Issue Type	MI Claim Date	MI Claim Amount	MI Claim Paid	MI Claim Notes	Cash For Keys	Cash for Keys Accepted	Eminent Domain	Eminent Domain First Reference Date	Current Employment Status	Consumer Advocacy Group Mentioned	Name of Consumer Advocacy Group Mentioned	Updated Value Mentioned	Updated Value	Updated Value Date	Hazard Insurance in Place	Auto Comments	Exceptions	Supplemental Comments	Report Date
xxxxxxx	26389401		Not Applicable	Not Applicable	Unavailable	Performing	Modification	01/30/2020	Not Applicable	Not Applicable	Not Applicable	0	First	01/30/2020	Owner (or Former): Primary Home	Unavailable	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	01/30/2020
Borrower contact made on 01/30/2020.  Borrower called in to inquire about the escrow details on the account.  Borrower was advised of the escrow shortage and provided with the amount.  Advised borrower if the shortage is paid in full the monthly payment would go down.
																																No	Yes	No	Not Applicable	Not Applicable	Average	Average	Good	Poor	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes
•Borrower Contact: Borrower contact made on 01/30/2020.  Borrower called in to inquire about the escrow details on the account.  Borrower was advised of the escrow shortage and provided with the amount.  Advised borrower if the shortage is paid in full the monthly payment would go down.

•Default: Performing.  Loan is due for 03/01/2020.

•Litigation: None known

•Title Issues: None known

•Property Condition: There are no indications of any damages to the property noted on the account.  There is no information about the current condition of the property.

•Other: Loan was last modified on 11/2010.

•Willingness to Pay: Borrower has been making their monthly payments in a timely manner based on the pay history provided.

•Ability to Pay: Unable to determine the borrower's ability to pay as their source of income is unknown.
																																																																																																																																																																			9/28/2020
xxxxxxx	26389413		Not Applicable	Not Applicable	Unavailable	Performing	Modification	01/31/2020	Not Applicable	Not Applicable	Not Applicable	0	First	01/31/2020	Owner (or Former): Primary Home	Unavailable	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	11/15/2019	Borrower contact made on 11/15/2019. Borrower called in to inquire about a call received from the servicer. Borrower was advised to disregard the call as the account was current.	No	Yes	No	Not Applicable	Not Applicable	Average	Average	Good	Poor	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes
•Borrower Contact: Borrower contact made on 11/15/2019.  Borrower called in to inquire about a call received from the servicer.  Borrower was advised to disregard the call as the account was current.

•Default: Performing.  Loan is due for 03/01/2020 as of 02/25/2020.

•Litigation: None known

•Title Issues: None known

•Property Condition: There are no indications of any damages to the property noted on the account.  There is no information about the current condition of the property.

•Other: Loan was last modified on 08/2016.

•Willingness to Pay: Borrower has been making their monthly payments in a timely manner based on the pay history provided.

•Ability to Pay: Unable to determine the borrower's ability to pay as their source of income is unknown.
																																																																																																																																																																			9/28/2020
xxxxxxx	34138176		Not Applicable	Not Applicable	Unavailable	Performing	Modification	01/20/2020	Not Applicable	Not Applicable	Not Applicable	0	First	01/15/2020	Owner (or Former): Primary Home	Unavailable	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	04/29/2019	Borrower contact made on 04/29/2019. Borrower called in to confirm the receipt of the final modification documents. Borrower advised the servicer the documents will be signed, notarized and returned as requested.	No	Yes	No	Not Applicable	Not Applicable	Average	Average	Good	Poor	Not Applicable	Not Applicable	No	No	No	No	Yes	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	1	Dismissed	11/xx/2017	Chapter 13	15-13573	05/xx/2015	Not Applicable	Not Applicable	No	08/20/2015	11/29/2017	Unavailable	Not Applicable	Not Applicable	Not Applicable	Yes	10/19/2015	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes
•Borrower Contact: Borrower contact made on 04/29/2019.  Borrower called in to confirm the receipt of the final modification documents.  Borrower advised the servicer the documents will be signed, notarized and returned as requested.

•Default: Performing.  Loan was due for 02/01/2020 as of 02/28/2020.

•Litigation: None known

•Title Issues: None known

•Property Condition: There are no indications of any damages to the property noted on the account.  There is no information about the current condition of the property.

•Other: Loan was last modified on 04/2019.  File Closed - BK CH13 Case# xxxx - Filed 05/xx2015 - Dismissed 11/xx/2017.

•Willingness to Pay: Borrower has been making their monthly payments in a timely manner based on the pay history provided.

•Ability to Pay: Unable to determine the borrower's ability to pay as their source of income is unavailable.
																																																																																																																																																																	* Servicing comments indicate active bankruptcy with no issues (Lvl 2) "File Closed - BK CH13 Case# xxxx - Dismissed 11/xx/2017."		9/28/2020
xxxxxxx	34285969		Not Applicable	Not Applicable	xxxx	Performing	Modification	02/11/2020	Not Applicable	Not Applicable	Not Applicable	0	First	02/11/2020	Owner (or Former): Primary Home	Unavailable	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	11/12/2019	Last contact 11/12/19, service notes reflect Borrower contact, account current, account reviewed, and Borrower payment collected.	No	Yes	No	Not Applicable	Not Applicable	Good	Good	Good	Good	Payment Arrangement	Not Applicable	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes
• Borrower Contact:  Last contact 11/12/19, service notes reflect Borrower contact, account current, account reviewed, and Borrower payment collected.

• Default: Performing account. RFD not provided. Service notes contain some misinformation of a Bankruptcy filling that was for an individual not on the note or mortgage and then corrected in service notes. “2/1/20 BK7 notice bk filed by individual who is not our borrower; does not list prop in soi; removing bk.”

•  Litigation: None known.

• Title Issues:  None known.

• Property Condition: Servicing notes reflect no property inspections and no damage of property reporting in service notes. BPO reported in data information, not in servicing notes.

• Other: Prior mod reporting in data information 11/xx/17.

• Willingness to Pay: Good, paid as agreed in service notes.

• Ability to Pay: Good, service notes reflect no income information provided and detail of debt ratio not reflected in service notes.

• Key Word Search: Key Word Search revealed no additional issues.

																																																																																																																																																																			9/28/2020
xxxxxxx	34138512		Not Applicable	Not Applicable	xxxx	Performing	Regular Payments	02/28/2020	Not Applicable	Not Applicable	Not Applicable	0	First	02/28/2020	Owner (or Former): Primary Home	Unavailable	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Last contact unknown, service notes reflect no Borrower contact, account current.	Yes	Yes	No	Not Applicable	Not Applicable	Good	Good	Good	Poor	Payment Arrangement	Not Applicable	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes
• Borrower Contact:  Last contact unknown, service notes reflect no Borrower contact, account current.

• Default: Performing account. RFD not provided.

•  Litigation: None known.

• Title Issues:  None known.

• Property Condition: Servicing notes reflect no property inspections and no damage of property reporting in service notes. BPO reported in data information, not in servicing notes.

• Other: Prior mod reporting in data information 2/xx/18.

• Willingness to Pay: Good, paid as agreed in service notes.

• Ability to Pay: Good, service notes reflect no income information provided and detail of debt ratio not reflected in service notes.

• Key Word Search: Key Word Search revealed no additional issues.

																																																																																																																																																																			9/28/2020
xxxxxxx	34285970		Not Applicable	Not Applicable	xxxx	Performing	Regular Payments	02/12/2020	Not Applicable	Not Applicable	Not Applicable	0	First	02/12/2020	Owner (or Former): Primary Home	Unavailable	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	02/07/2020	Last contact 2/7/20, service notes reflect Borrower contact, account current, notes reflect Borrower made payment.	No	Yes	No	Not Applicable	Not Applicable	Good	Good	Good	Poor	Payment Arrangement	Not Applicable	No	No	No	No	Yes	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Discharged	09/xx/2019	Chapter 13	13-38199	Unavailable	Unavailable	Unavailable	No	Unavailable	Unavailable	09/09/2019	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes
• Borrower Contact:  Last contact 2/7/20, service notes reflect Borrower contact, account current, notes reflect Borrower made payment.

• Default: Performing account. RFD not provided.  Prior BK discharged 9/9/19.

•  Litigation: None known.

• Title Issues:  None known.

• Property Condition: Servicing notes reflect no property inspections and no damage of property reporting in service notes. BPO reported in data information, not in servicing notes.

• Other: Prior mod reporting in data information 12/xx/10.

• Willingness to Pay: Good, paid as agreed in service notes.

• Ability to Pay: Good, service notes reflect no income information provided and detail of debt ratio not reflected in service notes.

• Key Word Search: Key Word Search revealed no additional issues.

																																																																																																																																																																	* Servicing comments indicate active bankruptcy with no issues (Lvl 2) "Prior BK discharged 9/xx/19."		9/28/2020
xxxxxxx	34285974		Not Applicable	Not Applicable	xxxx	Performing	Regular Payments	02/29/2020	Not Applicable	Not Applicable	Not Applicable	0	First	02/29/2020	Owner (or Former): Primary Home	Unavailable	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	02/01/2020	Last contact 2/1/20, service notes reflect Borrower contact, Borrower gave consent to paperless billing.	No	Yes	No	Not Applicable	Not Applicable	Good	Good	Good	Poor	Payment Arrangement	Not Applicable	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes
• Borrower Contact:  Last contact 2/1/20, service notes reflect Borrower contact, Borrower gave consent to paperless billing.

• Default: Performing account. RFD not provided.

•  Litigation: None known.

• Title Issues:  None known.

• Property Condition: Servicing notes reflect no property inspections and no damage of property reporting in service notes. BPO reported in data information, not in servicing notes.

• Other: Prior mod reporting in data information on 3/1/15.

• Willingness to Pay: Good, Borrower paid as agreed.

• Ability to Pay: Good, service notes reflect no income information provided and detail of debt ratio not reflected in service notes.

• Key Word Search: Key Word Search revealed no additional issues.

																																																																																																																																																																			9/28/2020
xxxxxxx	24051133		Not Applicable	Not Applicable	Not Applicable	Payment Plan	Modification	02/05/2020	10/01/2019	Not Applicable	Unemployment / Decreased Income	0	First	02/05/2020	Owner (or Former): Primary Home	Unavailable	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	11/01/2019
• Borrower Contact: Per comments dated 11/1/2019 inbound call from xxxx called to request late charge of $29.35 be waived. Borrower stated will mail 11/1/2019 payment in. Advised CIT created borrower understood nfqa.
																																No	Yes	No	Not Applicable	Not Applicable	Fair	Fair	Fair	Poor	Payment Arrangement	Modification	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	No	Not Applicable	No	Not Applicable	01/18/2020	Yes
• Borrower Contact: Per comments dated 11/1/2019 inbound call from xxx called to request late charge of $29.35 be waived. Borrower stated will mail 11/1/2019 payment in. Advised CIT created borrower understood nfqa.

• Default: The reason for default is curtailment of income

• Litigation: No litigation information reported

• Title Issues: No title issues reported

• Property Condition: No property damage noted or condition unknown, property is owner occupied

• Other: n/a

•
•Willingness to Pay: Good: There are no servicing comments to provide any feedback, but per the payment string provided it appears that the Willingness / Ability to pay is good.

•
•Ability to Pay: Good: There are no servicing comments to provide any feedback, but per the payment string provided it appears that the Willingness / Ability to pay is good.

																																																																																																																																																																			9/28/2020
xxxxxxx	34139015		Not Applicable	Not Applicable	Unavailable	Performing	Modification	02/28/2020	Unavailable	Not Applicable	Unavailable	0	First	02/28/2020	Unavailable	Unavailable	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	The last known borrower contact was not documented.	Yes	Yes	No	Not Applicable	Not Applicable	Average	Fair	Fair	Average	Not Applicable	Not Applicable	No	No	No	No	Yes	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Discharged	09/xx/2018	Chapter 13	1519476	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	09/12/2018	Unavailable	Unavailable	Unavailable	Yes	09/25/2015	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	No	Not Applicable	Yes	Unavailable	Unavailable	Yes
• Borrower Contact:  The last known borrower contact was not documented.

• Default:  RFD was not noted. Current legal status is performing.

• Litigation: None known.

• Title Issues: None known.

• Property Condition: No known damage was documented.

• Other: The account was modified on 8/xx/2017, terms were not provided. The borrower had a Chapter 13 BK Case #xxxx that was discharged on 09/12/2018, additional details were not provided.

• Willingness to Pay: The comments provided do not reflect an unwillingness to pay.

• Ability to Pay:  The comments provided do not reflect a current inability to pay.

• Key Word Search:  Key words have been searched and addressed in the comments above.

																																																																																																																																																																	* Servicing comments indicate active bankruptcy with no issues (Lvl 2) "The borrower had a Chapter 13 BK Case #xxxx that was discharged on 09/xx/2018, additional details were not provided."		9/28/2020
xxxxxxx	34285985		Unavailable	Unavailable	xxxx	Performing	Regular Payments	02/21/2020	Not Applicable	Not Applicable	Not Applicable	0	Not Applicable	02/21/2020	Owner (or Former): Primary Home	Not Applicable	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	12/31/2019	The last known contact with the borrower was 12/31/2019 where the borrower inquired about a payment she set up online and credit reporting.	No	Yes	No	Not Applicable	Not Applicable	Good	Good	Good	Good	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Employed FT	No	Not Applicable	No	Not Applicable	Not Applicable	Yes
•Borrower Contact: This loan was reviewed with servicer comments provided from 02/07/2019 - 02/21/2020. The last known contact with the borrower was 12/31/2019 where the borrower inquired about a payment, she set up online and credit reporting.

•Default: Borrower due for 03/01/2020 per the comments provided. Loan previously modified 10/xx1/2010.

•Litigation: None evident.

•Title Issues: None evident.

•Property Condition: Servicing comments specified no inspection results nor any mention of damage or claims on the property.

•Willingness & Ability to Pay: Good based on the pay string and borrower next due date at the time of review.
																																																																																																																																																																			9/28/2020
xxxxxxx	34285987		Unavailable	Unavailable	xxxx	Performing	Regular Payments	02/27/2020	Not Applicable	Not Applicable	Not Applicable	0	Not Applicable	02/27/2020	Owner (or Former): Primary Home	Not Applicable	13	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	03/22/2019	The last known contact with the borrower was 03/22/2019 where the borrower inquired about account activity.	No	Yes	No	Not Applicable	Not Applicable	Average	Average	Average	Average	Not Applicable	Not Applicable	No	No	No	No	Yes	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Dismissed	02/xx/2019	Chapter 13	16-42675	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Employed FT	No	Not Applicable	No	Not Applicable	Not Applicable	Yes
•Borrower Contact: This loan was reviewed with servicer comments provided from 01/23/2019 - 02/27/2020. The last known contact with the borrower was 03/22/2019 where the borrower inquired about account activity.

•Default: Borrower due for 03/01/2020 per the comments provided. Loan previously modified 02/xx/2012. CH 13 BK - case# xxxx, dismissed 02/xx/2019, notated 05/xx/2019. Based on case number, BK was filed in year 2016. No further details.

•Litigation: None evident.

•Title Issues: None evident.

•Property Condition: Servicing comments specified no inspection results nor any mention of damage or claims on the property.

•Willingness & Ability to Pay: Average based on the BK filing, pay string and the borrower being current at the time of review.

* Servicing comments indicate active bankruptcy with no issues (Lvl 2)     "CH 13 BK - case# xxxx, dismissed 02/xx/2019, notated 05/xx/2019. Based on case number, BK was filed in year 2016. No further details."
																																																																																																																																																																			9/28/2020
xxxxxxx	34285988		Unavailable	Unavailable	xxxx	Performing	Regular Payments	02/01/2020	Not Applicable	Not Applicable	Not Applicable	0	Not Applicable	02/01/2020	Owner (or Former): Primary Home	Not Applicable	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	There was no telephone contact made with the borrower during the time of review. Skip tracing notated on the account.	Yes	Yes	No	Not Applicable	Not Applicable	Good	Good	Good	Good	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Employed FT	No	Not Applicable	No	Not Applicable	Not Applicable	Yes
•Borrower Contact: This loan was reviewed with servicer comments provided from 01/01/2019 - 02/01/2020. There was no telephone contact made with the borrower during the time of review. Skip tracing notated on the account.

•Default: Borrower due for 03/01/2020. Not previously modified.

•Litigation: None evident.

•Title Issues: None evident.

•Property Condition: Servicing comments specified no inspection results nor any mention of damage or claims on the property.

•Willingness & Ability to Pay: Good based on the pay string and the borrower being due at the time of review.
																																																																																																																																																																			9/28/2020
xxxxxxx	34285998		Not Applicable	Not Applicable	xxxx	Performing	Regular Payments	02/27/2020	Not Applicable	Not Applicable	Not Applicable	0	First	02/27/2020	Owner (or Former): Primary Home	Unavailable	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	02/08/2019	The most recent customer contact was on 2/8/2019, when the Servicer made a Welcome call and the Borrower made a payment.	No	Yes	No	Not Applicable	Not Applicable	Average	Average	Average	Fair	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes
• Borrower Contact:  The most recent customer contact was on 2/8/2019, when the Servicer made a Welcome call and the Borrower made a payment.

• Default: The loan is Current and due for 3/1/2020.The last payment was made on 2/27/2020.  The commentary does not note a prior modification of the loan.

• Litigation:  There are no litigation matters identified in the commentary.

• Title Issues: There are no title issues identified in the commentary.

• Property Condition: The property is owner occupied. The Borrower provided a change in address on 5/10/2019, but the no details are noted. There is no property damage identified in the commentary.   Confirmation of Hazard insurance in force was received on 7/31/2019.

• Willingness to Pay:  Timely payments have been made for the last 12 months.  The 2/1/2020 payment was returned for non sufficient funds and the payment was made good on 2/27/2020.

• Ability to Pay:  The commentary does not provide current financials for the Borrower.

																																																																																																																																																																			9/28/2020
xxxxxxx	34286001		Not Applicable	Not Applicable	Unavailable	Performing	Regular Payments	02/10/2020	Unavailable	Not Applicable	Unavailable	0	First	02/10/2020	Owner (or Former): Primary Home	Good	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	01/02/2020
Borrower called in to inquire about escrow overage. Borrower stated she requested earlier but was told her account was not current at that time. Rep sent a request to have her account reviewed to have check issued to her.
																																No	Yes	No	Not Applicable	Not Applicable	Average	Fair	Not Applicable	Good	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	No	Not Applicable	No	Unavailable	Unavailable	Yes
•Borrower Contact: Last borrower contact noted 1/2/2020. Borrower called in to inquire about escrow overage. Borrower stated she requested earlier but was told her account was not current at that time. Rep sent a request to have her account reviewed to have check issued to her.

•Default: None known.

•Litigation: None known.

•Title Issues: None known.

•Property Condition: No property inspections have been noted. There is no damage or insurance claims noted in past 12-months.

•Other:  Current servicer provided 12-months of history to review. There are no borrower complaints, disputes or default information in comments. Monthly account update shows contact with customer changed to N. No RFD given although account was 30+ past due for 10 out of 12 months.

•Willingness to Pay: Borrower has been paying late almost each month.

•Ability to Pay: Borrower has been paying 30 days or more past due over much of the past 12-months.
																																																																																																																																																																			9/28/2020
xxxxxxx	34286009		Not Applicable	Not Applicable	Unavailable	Performing	Regular Payments	01/31/2020	Not Applicable	Not Applicable	Not Applicable	0	First	01/31/2020	Owner (or Former): Primary Home	Unavailable	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	10/24/2019
Borrower contact made on 10/24/2019.  Outbound call made to borrower to advise of the new escrow analysis performed on 11/2019 and to inform the borrower the old surplus check has been voided and the new one has been mailed out.
																																No	Yes	No	Not Applicable	Not Applicable	Average	Average	Good	Poor	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes
•Borrower Contact: Borrower contact made on 10/24/2019.  Outbound call made to borrower to advise of the new escrow analysis performed on 11/2019 and to inform the borrower the old surplus check has been voided and the new one has been mailed out.

•Default: Performing.  Loan was due for 04/01/2020 as of 02/27/2020.

•Litigation: None known

•Title Issues: None known

•Property Condition: There are no indications of any damages to the property noted on the account.  There is no information about the current condition of the property.

•Other: Loan has not been modified.

•Willingness to Pay: Borrower has been making their monthly payments in a timely manner based on the pay history provided.

•Ability to Pay: Unable to determine the borrower's ability to pay as their source of in come is unknown.
																																																																																																																																																																			9/28/2020
xxxxxxx	34286010		Not Applicable	Not Applicable	Unavailable	Performing	Regular Payments	01/23/2020	Not Applicable	Not Applicable	Not Applicable	0	First	01/23/2020	Owner (or Former): Primary Home	Unavailable	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	01/23/2020	Borrower contact made on 01/23/2020. Borrower called in to obtain information found in the 1098 form. Borrower was advised of the interest paid, taxes, and balances for 2019.	No	Yes	No	Not Applicable	Not Applicable	Average	Average	Good	Poor	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes
•Borrower Contact: Borrower contact made on 01/23/2020.  Borrower called in to obtain information found in the 1098 form.  Borrower was advised of the interest paid, taxes, and balances for 2019.

•Default: Performing.  Loan was due for 03/01/2020 as of 02/09/2020.

•Litigation: None known

•Title Issues: None known

•Property Condition: There are no indications of any damages to the property noted on the account.  There is no information about the current conditions of the property.

•Other: Loan has not been modified.

•Willingness to Pay: Borrower has been making their monthly payments in a timely manner based on the pay history provided.

•Ability to Pay: Unable to determine the borrower's ability to pay as their source of income is unknown.
																																																																																																																																																																			9/28/2020
xxxxxxx	26553493		Not Applicable	Not Applicable	xxxx	Performing	Regular Payments	02/26/2020	Not Applicable	Not Applicable	Not Applicable	0	First	02/26/2020	Owner (or Former): Primary Home	Unavailable	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	There is no evidence of borrower contact in the last 12 months.	Yes	Not Applicable	No	Not Applicable	Not Applicable	Fair	Fair	Fair	Fair	Not Applicable	Not Applicable	No	No	No	No	Yes	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Discharged	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Yes	xxx County Housing	No	Not Applicable	Not Applicable	Yes
• Borrower Contact:  There is no evidence of borrower contact in the last 12 months.

• Default: The tape indicates the loan is Current and next due for 3/1/2020.  The commentary does not document receipt of monthly payments. There is no evidence of collections activity in the last 12 months. A comment on 10/2/2018 reflects a foreclosure cancelled, notes Loan is current as Virginia is a start over State.  Comments outside the date scope identify a previous bankruptcy discharged on the account.  The data tape indicates the loan has not been modified.

• Litigation:  There are no litigation matters identified in the commentary.

• Title Issues: There are no title issues identified in the commentary.

• Property Condition: Drive by Inspection on 2/20/2019 reported the property is owner occupied. There is no property damage identified in the commentary.

• Other: Comments on 7/19/2019 note that per legal status, the Collateral file was sent for reinstatement; no further information provided.
Out of scope comments on 4/10/2018 note a xxxx Housing grant received of $30,000 to make home improvements.

• Willingness to Pay:  There has been no communication with the Borrower. Payment history is not provided in the commentary but there’s no collection activity noted in the last 12 months, since a foreclosure action was stopped and closed.

• Ability to Pay:  The commentary does not provide income or debt information.

																																																																																																																																																																	* Servicing comments indicate active bankruptcy with no issues (Lvl 2)		9/28/2020
xxxxxxx	34285844		Not Applicable	Not Applicable	Unavailable	Performing	Modification	02/26/2020	Unavailable	Not Applicable	Unavailable	0	First	02/26/2020	Owner (or Former): Primary Home	Unavailable	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	09/06/2019
The last known borrower contact was documented on 09/06/2019, the successor in interest called the servicer questioning why her name was not added as a borrower on the account at modification. The successor in interest was concerned that the loan being in her ex-spouse’s name that he could claim ownership, the agent advised the borrower her ex had no right to the property.
																																No	Yes	No	Not Applicable	Not Applicable	Average	Fair	Fair	Average	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	No	Not Applicable	No	Unavailable	Unavailable	Yes
• Borrower Contact:  The last known borrower contact was documented on 09/06/2019, the successor in interest called the servicer questioning why her name was not added as a borrower on the account at modification. The successor in interest was concerned that the loan being in her ex-spouse’s name that he could claim ownership, the agent advised the borrower her ex had no right to the property.

• Default:  RFD was not noted during the review period. Current legal status is performing.

• Litigation: None known.

• Title Issues: None known.

• Property Condition: No known damage was documented.

• Other: FC noted as canceled due to modification on 07/xx/2019, details were not provided. 02/xx/2020 payment IAO $1,907.81 confirmed.

• Willingness to Pay: The comments provided do not reflect an unwillingness to pay.

• Ability to Pay:  The comments provided do not reflect a current inability to pay.

• Key Word Search:  Key words have been searched and addressed in the comments above.

																																																																																																																																																																			9/28/2020
xxxxxxx	34285848		Not Applicable	Not Applicable	Unavailable	Performing	Modification	02/26/2020	Unavailable	Not Applicable	Unavailable	0	First	02/26/2020	Owner (or Former): Primary Home	Unavailable	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	12/06/2019
The last known borrower contact was documented on 12/06/2019, the borrower called the servicer to inquire why the account principal balance was so high, the borrower stated she wanted to have her sister refinance the loan.
																																No	Yes	No	Not Applicable	Not Applicable	Average	Fair	Average	Fair	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	No	Not Applicable	No	Unavailable	Unavailable	Yes
• Borrower Contact:  The last known borrower contact was documented on 12/06/2019, the borrower called the servicer to inquire why the account principal balance was so high, the borrower stated she wanted to have her sister refinance the loan.

• Default:  RFD was not noted. Current legal status is performing.

• Litigation: None known.

• Title Issues: None known.

• Property Condition: No known damage was documented.

• Other: 02/xx/2020 payment confirmation IAO $659.86.

• Willingness to Pay: The comments provided do not reflect an unwillingness to pay.

• Ability to Pay:  The comments provided do not reflect a current inability to pay.

• Key Word Search:  Key words have been searched and addressed in the comments above.

																																																																																																																																																																			9/28/2020
xxxxxxx	34285862		Not Applicable	Not Applicable	Unavailable	Performing	Regular Payments	02/26/2020	Not Applicable	Not Applicable	Not Applicable	0	First	02/26/2020	Owner (or Former): Primary Home	Unavailable	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Borrower Contact: Last contact unknown, service notes reflect no Borrower contact.	Yes	Yes	No	Not Applicable	Not Applicable	Good	Good	Good	Poor	Payment Arrangement	Not Applicable	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	No	Not Applicable	Yes	xxx	02/08/2020	Yes
•Borrower Contact: Last contact unknown, service notes reflect no Borrower contact.

• Default: Performing. RFD not provided. 4/30/19 notes reflect trustee released final funds from BK, Borrower has paid all funds since.

• Litigation: None known.

• Title Issues:  None known.

• Property Condition: Servicing notes reflect no property inspections and no damage of property reporting in service notes. BPO, IAO $507,000 reported in data information on 2/8/20.

• Other: No prior mod reporting in data information or servicing notes.

• Willingness to Pay: Good.

• Ability to Pay: Good, service notes reflect no income information provided and detail of debt ratio not reflected in service notes.

• Key Word Search: Key Word Search revealed no additional issues.

																																																																																																																																																																			9/28/2020
xxxxxxx	34285874		Not Applicable	Not Applicable	Unavailable	Performing	Regular Payments	02/27/2020	Not Applicable	Not Applicable	Not Applicable	0	First	02/27/2020	Owner (or Former): Primary Home	Unavailable	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	02/27/2020	Borrower Contact: Last contact 2/27/20, service notes reflect Borrower contact, account current and reviewed, Borrower wanted to delete extra payment.	No	Yes	No	Not Applicable	Not Applicable	Good	Good	Good	Poor	Payment Arrangement	Not Applicable	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	No	Not Applicable	No	Unavailable	Unavailable	Yes
• Borrower Contact:  Last contact 2/27/20, service notes reflect Borrower contact, account current and reviewed, Borrower wanted to delete extra payment.

• Default: Performing account. RFD not provided.

•  Litigation: None known.

• Title Issues:  None known.

• Property Condition: Servicing notes reflect no property inspections and no damage of property reporting in service notes. BPO reported in data information, not in servicing notes.

• Other: Prior mod reporting in data information on 11/3/11.

• Willingness to Pay: Good.

• Ability to Pay: Good, service notes reflect no income information provided and detail of debt ratio not reflected in service notes.

• Key Word Search: Key Word Search revealed no additional issues.

																																																																																																																																																																			9/28/2020
xxxxxxx	34285878		Not Applicable	Not Applicable	Unavailable	Performing	Regular Payments	02/26/2020	Not Applicable	Not Applicable	Not Applicable	0	First	02/26/2020	Owner (or Former): Primary Home	Unavailable	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	02/03/2020	Last contact 2/3/20, service notes reflect Borrower contact, account current and reviewed, Borrower payment collected.	No	Yes	No	Not Applicable	Not Applicable	Good	Good	Good	Poor	Payment Arrangement	Not Applicable	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	No	Not Applicable	No	Unavailable	Unavailable	Yes
• Borrower Contact:  Last contact 2/3/20, service notes reflect Borrower contact, account current and reviewed, Borrower payment collected.

• Default: Performing account. RFD not provided.

•  Litigation: None known.

• Title Issues:  None known.

• Property Condition: Servicing notes reflect no property inspections and no damage of property reporting in service notes. BPO reported in data information, not in servicing notes.

• Other: Prior mod reporting in data information on 8/xx/15.

• Willingness to Pay: Good.

• Ability to Pay: Good, service notes reflect no income information provided and detail of debt ratio not reflected in service notes.

• Key Word Search: Key Word Search revealed no additional issues.

																																																																																																																																																																			9/28/2020
xxxxxxx	34285887		Not Applicable	Not Applicable	Unavailable	Performing	Regular Payments	02/26/2020	Not Applicable	Not Applicable	Not Applicable	0	Not Applicable	02/26/2020	Owner (or Former): Primary Home	Not Applicable	13	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	There was no contact made with the borrower during the time of the comments provided.	Yes	Yes	No	Not Applicable	Not Applicable	Good	Good	Good	Good	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Employed FT	No	Not Applicable	No	Not Applicable	Not Applicable	Yes
•Borrower Contact: This loan was reviewed with servicer comments provided from 01/24/2019 - 02/26/2020. There was no contact made with the borrower during the time of the comments provided.

•Default: Borrower due for 02/01/2020. Loan previously modified 09/xx/2008.

•Litigation: None evident.

•Title Issues: None evident.

•Property Condition: Servicing comments specified no inspection results nor any mention of damage or claims on the property.

•Willingness & Ability to Pay: Good based on the borrowers pay string and loan being current at the time of review.
																																																																																																																																																																			9/28/2020
xxxxxxx	34285890		Not Applicable	Not Applicable	Unavailable	Performing	Regular Payments	02/26/2020	Not Applicable	Not Applicable	Not Applicable	0	Not Applicable	02/26/2020	Owner (or Former): Primary Home	Not Applicable	13	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	01/13/2020	The last known contact with the borrower was 01/13/2020 where the borrower wanted to confirm that his January payment was made.	No	Yes	No	Not Applicable	Not Applicable	Good	Good	Good	Good	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Employed FT	No	Not Applicable	No	Not Applicable	Not Applicable	Yes
•Borrower Contact: This loan was reviewed with servicer comments provided from 01/21/2019 - 02/26/2020. The last known contact with the borrower was 01/13/2020 where the borrower wanted to confirm that his January payment was made.

•Default: Borrower due for 02/01/2020. Loan not previously modified.

•Litigation: None evident.

•Title Issues: None evident.

•Property Condition: Servicing comments specified no inspection results nor any mention of damage or claims on the property.

•Willingness & Ability to Pay: Good based on the pay string and the borrower being current at the time of review.
																																																																																																																																																																			9/28/2020
xxxxxxx	34137153		Unavailable	Unavailable	Unavailable	Performing	Modification	02/26/2020	Unavailable	Not Applicable	Unavailable	0	Not Applicable	02/26/2020	Owner (or Former): Primary Home	Not Applicable	13	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	11/05/2019	The last known contact with the borrower was 11/05/2019 where the borrower wanted to speak with someone regarding escrow account.	No	Yes	No	Not Applicable	Not Applicable	Good	Good	Good	Good	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Employed FT	No	Not Applicable	No	Not Applicable	Not Applicable	Yes
•Borrower Contact: This loan was reviewed with servicer comments provided from 01/01/2019 - 02/26/2020. The last known contact with the borrower was 11/05/2019 where the borrower wanted to speak with someone regarding escrow account.

•Default: Borrower due for 02/01/2020. Loan modified 12/xx/2018. Account pending refinance notated 02/24/2020.

•Litigation: None evident.

•Title Issues: None evident.

•Property Condition: Servicing comments specified no inspection results nor any mention of damage or claims on the property.

•Willingness & Ability to Pay: Good based on the pay string and the borrower being current at the time of review.
																																																																																																																																																																			9/28/2020
xxxxxxx	34137540		Unavailable	Unavailable	Unavailable	Performing	Regular Payments	02/26/2020	Not Applicable	Not Applicable	Not Applicable	0	Not Applicable	02/26/2020	Owner (or Former): Primary Home	Not Applicable	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	01/11/2019	The last known contact with the borrower was 01/11/2019 where the borrower wanted clarity about a billing statement she’d received.	No	Yes	No	Not Applicable	Not Applicable	Good	Good	Good	Good	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Employed FT	No	Not Applicable	No	Not Applicable	Not Applicable	Yes
•Borrower Contact: This loan was reviewed with servicer comments provided from 01/11/2019 - 02/26/2020. The last known contact with the borrower was 01/11/2019 where the borrower wanted clarity about a billing statement she’d received.

•Default: Borrower due for 03/01/2020 per the comments provided. Loan not previously modified. Account pending reinstatement notated 02/24/2020.

•Litigation: None evident.

•Title Issues: None evident.

•Property Condition: Servicing comments specified no inspection results nor any mention of damage or claims on the property.

•Willingness & Ability to Pay: Good based on the pay string and the borrower being current at the time of review.
																																																																																																																																																																			9/28/2020
xxxxxxx	24052724		Unavailable	Unavailable	Unavailable	Performing	Regular Payments	02/26/2020	Not Applicable	Not Applicable	Not Applicable	0	Not Applicable	02/26/2020	Owner (or Former): Primary Home	Not Applicable	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	01/06/2020	The last known contact with the borrower was 01/06/2020 where the borrower inquired about a letter, he received regarding sharing information on his mortgage.	No	Yes	No	Not Applicable	Not Applicable	Good	Good	Good	Good	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Employed FT	No	Not Applicable	No	Not Applicable	Not Applicable	Yes
•Borrower Contact: This loan was reviewed with servicer comments provided from 01/22/2019 - 02/26/2020. The last known contact with the borrower was 01/06/2020 where the borrower inquired about a letter, he received regarding sharing information on his mortgage.

•Default: Borrower due for 03/01/2020 per the comments provided. Loan previously modified 12/xx/2016. Account pending refinance notated 02/24/2020.

•Litigation: None evident.

•Title Issues: None evident.

•Property Condition: Servicing comments specified no inspection results nor any mention of damage or claims on the property.

•Willingness & Ability to Pay: Good based on the pay string and the borrower being current at the time of review.
																																																																																																																																																																			9/28/2020
xxxxxxx	26390129		Not Applicable	Not Applicable	Not Applicable	Performing	Modification	02/13/2020	Not Applicable	Not Applicable	Unavailable	0	First	02/13/2020	Owner (or Former): Primary Home	Unavailable	24	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	02/13/2020
• Borrower Contact: Per comments on 05/8/2019 inbound call from xxxxx, read mini miranda, verified last four of SSN and property address. Wanted to know why her payments are going up, about to talk to borrower and she hung up. Borrower has also received email statements or confirmation regarding pay off quote as well as receipts for payments mailed in as recent as 02/13/2020.
																																No	Yes	No	Not Applicable	Not Applicable	Fair	Fair	Fair	Poor	Payment Arrangement	Modification	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	No	Not Applicable	No	Not Applicable	02/11/2020	Yes
• Borrower Contact: Per comments on 05/8/2019 inbound call from xxxx, read mini miranda, verified last four of SSN and property address. Wanted to know why her payments are going up, about to talk to borrower and she hung up. Borrower has also received email statements or confirmation regarding pay off quote as well as receipts for payments mailed in as recent as 02/13/2020.

• Default: The reason for default is unavailable

• Litigation: No litigation information reported

• Title Issues: No title issues reported

• Property Condition: No property damage noted property is owner occupied

• Other: Borrower making payments via web and receiving confirmation as well as payoff quotes via email.

																																																																																																																																																																			9/28/2020
xxxxxxx	26390556		Not Applicable	Not Applicable	Not Applicable	Performing	Modification	01/31/2020	02/04/2019	Not Applicable	Unemployment / Decreased Income	0	First	09/06/2019	Owner (or Former): Primary Home	Unavailable	24	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	09/06/2019
• Borrower Contact: Per comments on 9/6/2019 inbound call from xxxx xxxx, read mini miranda, verified last four of SSN and property address. Borrower wanted to make sure mod was executed informed yes mam, all good due for September.
																																No	Yes	No	Not Applicable	Not Applicable	Average	Fair	Fair	Fair	Payment Arrangement	Modification	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	No	Not Applicable	No	Not Applicable	02/11/2020	Yes
• Borrower Contact: Per comments on 9/6/2019 inbound call from xxxx, read mini miranda, verified last four of SSN and property address. Borrower wanted to make sure mod was executed informed yes mam, all good due for September.

• Default: The reason for default is curtailment of income

• Litigation: No litigation information reported

• Title Issues: No title issues reported

• Property Condition: No property damage noted property is owner occupied

• Other: Borrower applied and was approved for modification, also requested pay off which was mailed off on 1/30/2020

																																																																																																																																																																			9/28/2020
xxxxxxx	34285928		Not Applicable	Not Applicable	Not Applicable	Performing	Modification	02/12/2020	Not Applicable	Not Applicable	Unavailable	0	First	02/12/2020	Owner (or Former): Primary Home	Unavailable	24	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	10/14/2019
• Borrower Contact: Per comments on 10/14/2019 inbound call from xxxxx, read mini miranda, verified last four of SSN and property address. Borrower stated needed his 14098 from the previous servicer, informed we did not have that information as didn’t have the account then. Borrower stated ok will reach out to the previous servicer.
																																No	Yes	No	Not Applicable	Not Applicable	Fair	Average	Fair	Poor	Payment Arrangement	Modification	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	No	Not Applicable	No	Not Applicable	02/09/2020	Yes
• Borrower Contact: Per comments on 10/14/2019 inbound call from xxxx, read mini miranda, verified last four of SSN and property address. Borrower stated needed his 14098 from the previous servicer, informed we did not have that information as didn’t have the account then. Borrower stated ok will reach out to the previous servicer.

• Default: The reason for default is unavailable.

• Litigation: No litigation information reported

• Title Issues: No title issues reported

• Property Condition: No property damage noted or condition unknown, property is owner occupied

• Other: n/a

																																																																																																																																																																			9/28/2020
xxxxxxx	34285937		Not Applicable	Not Applicable	Unavailable	Performing	Modification	02/26/2020	Not Applicable	Not Applicable	Not Applicable	0	First	02/26/2020	Owner (or Former): Primary Home	Good	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	01/10/2020	Borrower called to request documents reflecting account number with property address emailed to him. Rep emailed escrow to borrower.	No	Yes	No	Not Applicable	Not Applicable	Good	Good	Not Applicable	Poor	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	No	Not Applicable	No	Unavailable	Unavailable	Yes
•Borrower Contact: Last borrower contact noted 1/10/2020.  Borrower called to request documents reflecting account number with property address emailed to him. Rep emailed escrow to borrower.

•Default: None known.

•Litigation: None known.

•Title Issues: None known.

•Property Condition: No property inspections have been noted.

•Other: Borrower has been making payments timely and has not have more than 5 collection calls in the past 12 months. Borrower has refused to verify account and has aggressive with servicer. Borrower likes to make payments online. Per comment on 12/27/2019 loan was previously modified 11/xx/2015.

•Willingness to Pay: Borrower has been current over the past 12-months.

•Ability to Pay: Borrower has been paying within and has not required collection calls to pay.
																																																																																																																																																																			9/28/2020
xxxxxxx	34285958		Not Applicable	Not Applicable	Unavailable	Performing	Regular Payments	02/26/2020	Not Applicable	Not Applicable	Not Applicable	0	First	02/26/2020	Owner (or Former): Primary Home	Good	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	06/26/2019
Outbound call to borrower returning earlier call from borrower. Borrower stated she used her bill pay to send June’s payment and rep stated at this time it has not been received. Rep asked borrower if she knew the mailing address that payment was sent, but borrower was frustrated and stated she was at work and busy. Rep stated he can contact cashiering department if she could give payment information. Borrower stated she sent a payment in for $1225 even.
																																No	Yes	No	Not Applicable	Not Applicable	Good	Good	Not Applicable	Poor	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No	No	Not Applicable																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Employed FT	No	Not Applicable	No	Unavailable	Unavailable	Yes
•Borrower Contact: Last borrower contact noted 6/26/2019. Outbound call to borrower returning earlier call from borrower. Borrower stated she used her bill pay to send June’s payment and rep stated at this time it has not been received. Rep asked borrower if she knew the mailing address that payment was sent, but borrower was frustrated and stated she was at work and busy. Rep stated he can contact cashiering department if she could give payment information. Borrower stated she sent a payment in for $1225 even.

•Default: None known.

•Litigation: None known.

•Title Issues: None known.

•Property Condition: No property inspections have been noted. There is no damage or insurance claims noted in past 12-months.

•Other:  Current servicer provided 12-months of history to review. There are no borrower complaints, disputes or default information in comments. Chapter 7 discharge/not surrendered noted 3/21/2019. There is no filing date, case# or discharge dates noted in the update. No evidence of previous modification in comments available.

•Willingness to Pay: Borrower has been current over the past 12-months.

•Ability to Pay: Borrower has been paying timely or at least within 30 days of payment due date over the past 12-months.
																																																																																																																																																																			9/28/2020
xxxxxxx	23227092		Not Applicable	Not Applicable	Unavailable	Foreclosure	Modification	06/30/2018	08/02/2018		Unemployment / Decreased Income	425	First	08/15/2018	Owner (or Former): Primary Home	Not Applicable	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable								08/02/2018
Inbound call from borrower to inquire about foreclosure status.  Borrower was advised foreclosure on hold.  Borrower was advised the signed trial plan agreement along with the first payment was received by servicer.
																																No	Yes	No	Not Applicable	Not Applicable	Fair	Fair	Average	Fair	Modification	Foreclosure	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No	Yes	Keep home																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Employed FT	Yes	HUD	No	Not Applicable	Not Applicable	Yes
•Borrower Contact: 07/2018 Borrower calls in to advise servicer of reason for default on loan.  Illness of family member has caused the default on the account.  Borrower requests assistance and applies for a modification.  A financial interview takes place during this time.  In the month of August, the borrower is offered a trial payment plan, however after several attempts via telephone there is no contact with borrower and the plan is broken.  Foreclosure proceedings begin in the month of November.  Borrower is informed of the foreclosure proceedings once contact is made in February 2018.  There is no foreclosure sale date.   A new modification package is submitted for review causing the foreclosure proceedings to be put on hold.  The loan is service released in May 2018.  June 2018 Inbound call from borrower to inquire about foreclosure status.  Borrower was advised foreclosure on hold.  Borrower was advised the signed trial plan agreement along with the first payment was received by servicer.

•Default: Foreclosure

•Litigation: None known

•Title Issues: None known

•Property Condition: No damage to property noted on the account.

•Other: Last modification completed in 09/2011.

•Willingness to Pay: Borrower is working with new servicer to get loan modified to bring account current.

•Ability to Pay: Borrower has made the first trial plan payment.

•Key Word Search -

SCRA - Loan is not an active SCRA.

Modification - Borrower has been approved for a trial plan agreement.  First payment has been made.

Foreclosure - F/C procedures are on hold pending outcome of modification status.

Key Word Search - Have reviewed the Key Words noted and have addressed all pertinent information which has already been addressed in the review fields and comments.

																																																																																																																																																																			10/6/2020
xxxxxxx	23227330		Not Applicable	Not Applicable	Unavailable	Performing	Regular Payments	06/30/2018	03/27/2018		Unemployment / Decreased Income	333	First	08/20/2018	Owner (or Former): Primary Home	Not Applicable	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable								08/06/2018	Borrower called in to make their final trial plan payment.	No	Yes	No	Not Applicable	Not Applicable	Fair	Fair	Not Applicable	Fair	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No	Yes	Keep home																					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes
•Borrower Contact: 07/05/2017 Borrower called in to request assistance with payments through a loan modification.  The process for a modification application started in the month of August.  Borrower was advised of the documents need for a complete application.  Foreclosure proceedings continued while servicer was waiting on documents.  A cease and desist was placed on account in November.  No further contact was made with borrower.  Communication started again with borrower in March 2018.  Borrower advised servicer not able to keep the promise to pay agreement.  In May 2018 borrower agreed to the trial plan agreement terms.  The agreement was sent to borrower in June 2018.  Borrower made all three trial plan payments as agreed.  The loan was approved for a modification in August 2018.

•Default: Performing

•Litigation: None known

•Title Issues: None known

•Property Condition: No damage to property has been noted on the account.

•Other: No previous modifications completed on this loan.

•Willingness to Pay: Borrower has applied for a modification to bring account current.

•Ability to Pay: Borrower has completed all three trial payments.

•Key Word Search -

SCRA - Loan is not active SCRA.

HHF - Borrower is not receiving any assistance through the HHF program.

Modification - Loan has been approved for a new modification.  Modification first due date is 10/01/2018.

Foreclosure - F/C status is no longer active as loan has been modified.

Key Word Search - Have reviewed the Key Words noted and have addressed all pertinent information which has already been addressed in the review fields and comments.

																																																																																																																																																																			10/6/2020